Cover Page	6 Months Ended
Jun. 30, 2020
Document Information [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	I-MAB
Entity Central Index Key	0001778016
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Address, Country	CN
Entity Incorporation, State or Country Code	E9